ATA Creativity Global ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Operating expenses	¥ 60,087,962	¥ 154,216,247	$ 22,151,778	¥ 68,672,509	¥ 74,104,081
Foreign currency exchange gains (losses), net	(221,605)	51,476	7,394	960,188
Loss from continuing operations before income taxes	(74,912,949)	(141,261,615)	(20,290,962)	(68,053,474)	(88,099,360)
Income tax expense	2,109,096	7,149,119	1,026,907		¥ 591,290
Net income (loss) attributable to ATA Creativity Global	29,633,544	(122,253,989)	(17,560,687)	854,925,914
Comprehensive income (loss) attributable to ATA Creativity Global	27,852,360	(121,443,792)	(17,444,309)	843,488,505
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Operating expenses	14,273,099	6,928,823	995,263	4,963,891
Provision for loan receivable		11,843,167	1,701,164
Investment income (loss)	40,802,611	(110,881,674)	(15,927,156)	852,782,280
Interest expense	52,074			446
Interest income	15,394	1,391,183	199,831	1,306,567
Foreign currency exchange gains (losses), net	(607,927)	1		(284,138)
Loss from continuing operations before income taxes	25,884,905	(128,262,480)	(18,423,752)	848,840,372
Net income (loss) attributable to ATA Creativity Global	25,884,905	(128,262,480)	(18,423,752)	848,840,372
Other comprehensive income (loss)	(1,781,184)	810,197	116,378	(11,437,409)
Comprehensive income (loss) attributable to ATA Creativity Global	¥ 24,103,721	¥ (127,452,283)	$ (18,307,374)	¥ 837,402,963